Shareholder Report	12 Months Ended
	Jul. 31, 2026 USD ($) Holding	Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Domini Investment Trust
Entity Central Index Key	0000851680
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000009466
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 16.94% for the trailing twelve months ended July 31, 2026, underperforming relative to the S&P 500 Index (the “benchmark”), which returned 19.56%. The Fund invests in a diversified U.S. equity portfolio consistent with the promotion of universal human dignity and ecological sustainability. It does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

U.S. equities delivered strong returns over the period, buoyed by continued enthusiasm for artificial intelligence (AI) infrastructure spending, resilient corporate earnings, and three Federal Reserve rate cuts in the second half of 2025. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Stock selection was the primary reason that the Fund’s returns lagged the benchmark, with weak selection in Materials and Health Care partially offset by stronger selection in Communication Services. Sector positioning also had a negative impact overall, predominantly driven by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period.

The largest individual detractor was an underweight position in Tesla, which the Fund did not hold during its strongest stretch of performance. Other detractors included an overweight position in Netflix, underweight positions in Lam Research and Eli Lilly, and an out-of-benchmark position in Royal Gold. Top contributors included technology names that benefited from strong AI-driven demand, including overweight positions in Micron Technology and Marvell Technology. Other contributors included an underweight position in Oracle, as well as not holding Meta Platforms and Palantir Technologies, both of which are currently ineligible for investment based on Domini’s qualitative evaluation of their environmental and social impact.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Communication Services (underweight)

  Information Technology (overweight)

  Utilities (underweight)

Stocks:

  Micron Technology, Inc. (overweight)

  Meta Platforms, Inc. (not held, ineligible)

  Marvell Technology, Inc. (overweight)

Sectors:

  Materials (overweight)

  Health Care (overweight)

  Energy (excluded)

Stocks:

  Tesla, Inc. (underweight)

  Netflix, Inc. (overweight)

  Lam Research Corporation (underweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor shares	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,065	$10,014
9/30/2016	$10,177	$10,016
10/31/2016	$9,960	$9,834
11/30/2016	$10,445	$10,198
12/31/2016	$10,580	$10,399
1/31/2017	$10,801	$10,597
2/28/2017	$11,166	$11,018
3/31/2017	$11,121	$11,031
4/30/2017	$11,232	$11,145
5/31/2017	$11,239	$11,302
6/30/2017	$11,151	$11,372
7/31/2017	$11,407	$11,606
8/31/2017	$11,434	$11,642
9/30/2017	$11,651	$11,882
10/31/2017	$11,899	$12,159
11/30/2017	$12,175	$12,532
12/31/2017	$12,211	$12,671
1/31/2018	$12,844	$13,397
2/28/2018	$12,341	$12,903
3/31/2018	$12,126	$12,575
4/30/2018	$12,058	$12,623
5/31/2018	$12,188	$12,927
6/30/2018	$12,100	$13,007
7/31/2018	$12,584	$13,491
8/31/2018	$12,912	$13,931
9/30/2018	$12,887	$14,010
10/31/2018	$11,870	$13,052
11/30/2018	$12,151	$13,318
12/31/2018	$11,103	$12,116
1/31/2019	$11,932	$13,086
2/28/2019	$12,371	$13,506
3/31/2019	$12,614	$13,768
4/30/2019	$13,102	$14,326
5/31/2019	$12,281	$13,416
6/30/2019	$13,158	$14,362
7/31/2019	$13,378	$14,569
8/31/2019	$13,170	$14,339
9/30/2019	$13,379	$14,607
10/31/2019	$13,725	$14,924
11/30/2019	$14,207	$15,465
12/31/2019	$14,618	$15,932
1/31/2020	$14,831	$15,926
2/29/2020	$13,805	$14,615
3/31/2020	$12,359	$12,810
4/30/2020	$13,926	$14,453
5/31/2020	$14,689	$15,141
6/30/2020	$15,250	$15,442
7/31/2020	$16,319	$16,313
8/31/2020	$17,638	$17,486
9/30/2020	$17,013	$16,821
10/31/2020	$16,537	$16,374
11/30/2020	$18,303	$18,167
12/31/2020	$19,094	$18,864
1/31/2021	$19,132	$18,674
2/28/2021	$19,144	$19,189
3/31/2021	$19,471	$20,030
4/30/2021	$20,402	$21,099
5/31/2021	$20,290	$21,247
6/30/2021	$21,205	$21,742
7/31/2021	$21,774	$22,259
8/31/2021	$22,437	$22,936
9/30/2021	$21,230	$21,870
10/31/2021	$22,937	$23,403
11/30/2021	$22,681	$23,241
12/31/2021	$23,162	$24,282
1/31/2022	$21,354	$23,027
2/28/2022	$20,672	$22,338
3/31/2022	$21,353	$23,167
4/30/2022	$18,928	$21,147
5/31/2022	$18,762	$21,185
6/30/2022	$17,338	$19,437
7/31/2022	$19,021	$21,229
8/31/2022	$18,106	$20,363
9/30/2022	$16,440	$18,488
10/31/2022	$17,407	$19,985
11/30/2022	$18,421	$21,103
12/31/2022	$17,210	$19,887
1/31/2023	$18,517	$21,136
2/28/2023	$18,133	$20,620
3/31/2023	$18,997	$21,377
4/30/2023	$19,051	$21,710
5/31/2023	$19,395	$21,804
6/30/2023	$20,490	$23,245
7/31/2023	$21,038	$23,992
8/31/2023	$20,686	$23,610
9/30/2023	$19,539	$22,484
10/31/2023	$19,066	$22,011
11/30/2023	$21,067	$24,022
12/31/2023	$22,100	$25,113
1/31/2024	$22,488	$25,535
2/29/2024	$23,469	$26,898
3/31/2024	$24,025	$27,764
4/30/2024	$22,995	$26,630
5/31/2024	$24,188	$27,950
6/30/2024	$25,124	$28,953
7/31/2024	$25,308	$29,306
8/31/2024	$25,813	$30,018
9/30/2024	$26,342	$30,660
10/31/2024	$25,899	$30,381
11/30/2024	$27,332	$32,164
12/31/2024	$26,934	$31,399
1/31/2025	$27,557	$32,272
2/28/2025	$26,963	$31,852
3/31/2025	$25,194	$30,058
4/30/2025	$25,072	$29,854
5/31/2025	$26,590	$31,733
6/30/2025	$27,710	$33,347
7/31/2025	$28,062	$34,095
8/31/2025	$28,665	$34,786
9/30/2025	$29,297	$36,056
10/31/2025	$30,087	$36,900
11/30/2025	$29,900	$36,992
12/31/2025	$30,066	$37,014
1/31/2026	$30,306	$37,551
2/28/2026	$30,010	$37,265
3/31/2026	$28,302	$35,410
4/30/2026	$31,423	$39,125
5/31/2026	$33,474	$41,184
6/30/2026	$32,871	$40,792
7/31/2026	$32,815	$40,766

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Investor shares	16.94%	8.55%	12.62%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 1,192,826,490
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 7,501,900
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,192,826,490
Total number of portfolio holdings	157
Portfolio turnover rate	51%
Total advisory fees paid	$7,501,900

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	1.4%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	5.0%
Industrials	5.3%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.8%
Financials	15.6%
Information Technology	39.8%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.8%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	1.9%

Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000071456
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 17.28% for the trailing twelve months ended July 31, 2026, underperforming relative to the S&P 500 Index (the “benchmark”), which returned 19.56%. The Fund invests in a diversified U.S. equity portfolio consistent with the promotion of universal human dignity and ecological sustainability. It does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

U.S. equities delivered strong returns over the period, buoyed by continued enthusiasm for artificial intelligence (AI) infrastructure spending, resilient corporate earnings, and three Federal Reserve rate cuts in the second half of 2025. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Stock selection was the primary reason that the Fund’s returns lagged the benchmark, with weak selection in Materials and Health Care partially offset by stronger selection in Communication Services. Sector positioning also had a negative impact overall, predominantly driven by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period.

The largest individual detractor was an underweight position in Tesla, which the Fund did not hold during its strongest stretch of performance. Other detractors included an overweight position in Netflix, underweight positions in Lam Research and Eli Lilly, and an out-of-benchmark position in Royal Gold. Top contributors included technology names that benefited from strong AI-driven demand, including overweight positions in Micron Technology and Marvell Technology. Other contributors included an underweight position in Oracle, as well as not holding Meta Platforms and Palantir Technologies, both of which are currently ineligible for investment based on Domini’s qualitative evaluation of their environmental and social impact.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Communication Services (underweight)

  Information Technology (overweight)

  Utilities (underweight)

Stocks:

  Micron Technology, Inc. (overweight)

  Meta Platforms, Inc. (not held, ineligible)

  Marvell Technology, Inc. (overweight)

Sectors:

  Materials (overweight)

  Health Care (overweight)

  Energy (excluded)

Stocks:

  Tesla, Inc. (underweight)

  Netflix, Inc. (overweight)

  Lam Research Corporation (underweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional shares	S&P 500 Index
7/31/2016	$500,000	$500,000
8/31/2016	$503,570	$500,700
9/30/2016	$509,327	$500,800
10/31/2016	$498,590	$491,686
11/30/2016	$522,971	$509,878
12/31/2016	$529,966	$519,974
1/31/2017	$541,202	$529,853
2/28/2017	$559,461	$550,888
3/31/2017	$557,588	$551,549
4/30/2017	$563,206	$557,230
5/31/2017	$563,674	$565,087
6/30/2017	$559,461	$568,591
7/31/2017	$572,569	$580,304
8/31/2017	$573,974	$582,103
9/30/2017	$584,976	$594,094
10/31/2017	$597,850	$607,936
11/30/2017	$611,895	$626,600
12/31/2017	$613,680	$633,555
1/31/2018	$645,719	$669,858
2/28/2018	$620,713	$645,140
3/31/2018	$609,832	$628,754
4/30/2018	$606,700	$631,143
5/31/2018	$613,485	$646,353
6/30/2018	$609,339	$650,361
7/31/2018	$633,713	$674,554
8/31/2018	$650,748	$696,545
9/30/2018	$649,524	$700,515
10/31/2018	$598,246	$652,600
11/30/2018	$612,709	$665,913
12/31/2018	$560,165	$605,781
1/31/2019	$602,147	$654,304
2/28/2019	$624,338	$675,307
3/31/2019	$636,830	$688,408
4/30/2019	$661,544	$716,289
5/31/2019	$620,555	$670,804
6/30/2019	$664,952	$718,096
7/31/2019	$676,115	$728,437
8/31/2019	$665,857	$716,927
9/30/2019	$676,799	$730,334
10/31/2019	$694,323	$746,182
11/30/2019	$718,796	$773,268
12/31/2019	$739,843	$796,621
1/31/2020	$750,969	$796,302
2/29/2020	$699,050	$730,767
3/31/2020	$625,988	$640,517
4/30/2020	$705,829	$722,631
5/31/2020	$744,351	$757,029
6/30/2020	$773,259	$772,094
7/31/2020	$827,736	$815,640
8/31/2020	$894,665	$874,284
9/30/2020	$863,455	$841,061
10/31/2020	$839,150	$818,689
11/30/2020	$929,515	$908,335
12/31/2020	$969,897	$943,216
1/31/2021	$972,133	$933,689
2/28/2021	$972,772	$959,459
3/31/2021	$989,865	$1,001,483
4/30/2021	$1,037,535	$1,054,962
5/31/2021	$1,032,096	$1,062,347
6/30/2021	$1,079,121	$1,087,100
7/31/2021	$1,108,269	$1,112,973
8/31/2021	$1,142,221	$1,146,807
9/30/2021	$1,081,052	$1,093,481
10/31/2021	$1,168,203	$1,170,134
11/30/2021	$1,155,707	$1,162,060
12/31/2021	$1,180,700	$1,214,120
1/31/2022	$1,088,701	$1,151,350
2/28/2022	$1,054,075	$1,116,925
3/31/2022	$1,089,045	$1,158,363
4/30/2022	$965,699	$1,057,353
5/31/2022	$957,544	$1,059,257
6/30/2022	$884,915	$971,868
7/31/2022	$971,298	$1,061,474
8/31/2022	$924,706	$1,018,166
9/30/2022	$839,810	$924,393
10/31/2022	$889,491	$999,269
11/30/2022	$941,554	$1,055,128
12/31/2022	$879,839	$994,352
1/31/2023	$946,505	$1,056,798
2/28/2023	$927,408	$1,031,012
3/31/2023	$971,843	$1,068,850
4/30/2023	$974,627	$1,085,524
5/31/2023	$992,728	$1,090,192
6/30/2023	$1,048,994	$1,162,254
7/31/2023	$1,077,251	$1,199,591
8/31/2023	$1,059,460	$1,180,492
9/30/2023	$1,000,970	$1,124,206
10/31/2023	$976,889	$1,100,568
11/30/2023	$1,079,499	$1,201,078
12/31/2023	$1,132,956	$1,255,644
1/31/2024	$1,153,055	$1,276,744
2/29/2024	$1,203,832	$1,344,917
3/31/2024	$1,232,299	$1,388,190
4/30/2024	$1,179,658	$1,331,489
5/31/2024	$1,241,132	$1,397,511
6/30/2024	$1,289,799	$1,447,657
7/31/2024	$1,299,353	$1,465,279
8/31/2024	$1,325,538	$1,500,885
9/30/2024	$1,353,120	$1,533,004
10/31/2024	$1,330,462	$1,519,054
11/30/2024	$1,404,455	$1,608,224
12/31/2024	$1,384,798	$1,569,948
1/31/2025	$1,416,846	$1,613,593
2/28/2025	$1,387,034	$1,592,616
3/31/2025	$1,296,105	$1,502,882
4/30/2025	$1,290,143	$1,492,691
5/31/2025	$1,368,773	$1,586,648
6/30/2025	$1,426,683	$1,667,332
7/31/2025	$1,445,381	$1,704,752
8/31/2025	$1,476,794	$1,739,311
9/30/2025	$1,509,703	$1,802,796
10/31/2025	$1,550,840	$1,844,981
11/30/2025	$1,541,491	$1,849,594
12/31/2025	$1,550,563	$1,850,703
1/31/2026	$1,563,074	$1,877,539
2/28/2026	$1,548,478	$1,863,270
3/31/2026	$1,460,482	$1,770,488
4/30/2026	$1,621,877	$1,956,260
5/31/2026	$1,728,223	$2,059,224
6/30/2026	$1,697,183	$2,039,614
7/31/2026	$1,695,090	$2,038,319

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Institutional shares	17.28%	8.87%	12.99%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 1,192,826,490
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 7,501,900
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,192,826,490
Total number of portfolio holdings	157
Portfolio turnover rate	51%
Total advisory fees paid	$7,501,900

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	1.4%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	5.0%
Industrials	5.3%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.8%
Financials	15.6%
Information Technology	39.8%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.8%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	1.9%

Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000009467
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y shares returned 17.19% for the trailing twelve months ended July 31, 2026, underperforming relative to the S&P 500 Index (the “benchmark”), which returned 19.56%. The Fund invests in a diversified U.S. equity portfolio consistent with the promotion of universal human dignity and ecological sustainability. It does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

U.S. equities delivered strong returns over the period, buoyed by continued enthusiasm for artificial intelligence (AI) infrastructure spending, resilient corporate earnings, and three Federal Reserve rate cuts in the second half of 2025. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Stock selection was the primary reason that the Fund’s returns lagged the benchmark, with weak selection in Materials and Health Care partially offset by stronger selection in Communication Services. Sector positioning also had a negative impact overall, predominantly driven by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period.

The largest individual detractor was an underweight position in Tesla, which the Fund did not hold during its strongest stretch of performance. Other detractors included an overweight position in Netflix, underweight positions in Lam Research and Eli Lilly, and an out-of-benchmark position in Royal Gold. Top contributors included technology names that benefited from strong AI-driven demand, including overweight positions in Micron Technology and Marvell Technology. Other contributors included an underweight position in Oracle, as well as not holding Meta Platforms and Palantir Technologies, both of which are currently ineligible for investment based on Domini’s qualitative evaluation of their environmental and social impact.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Communication Services (underweight)

  Information Technology (overweight)

  Utilities (underweight)

Stocks:

  Micron Technology, Inc. (overweight)

  Meta Platforms, Inc. (not held, ineligible)

  Marvell Technology, Inc. (overweight)

Sectors:

  Materials (overweight)

  Health Care (overweight)

  Energy (excluded)

Stocks:

  Tesla, Inc. (underweight)

  Netflix, Inc. (overweight)

  Lam Research Corporation (underweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class Y shares	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,064	$10,014
9/30/2016	$10,173	$10,016
10/31/2016	$9,962	$9,834
11/30/2016	$10,450	$10,198
12/31/2016	$10,587	$10,399
1/31/2017	$10,819	$10,597
2/28/2017	$11,188	$11,018
3/31/2017	$11,130	$11,031
4/30/2017	$11,246	$11,145
5/31/2017	$11,246	$11,302
6/30/2017	$11,168	$11,372
7/31/2017	$11,420	$11,606
8/31/2017	$11,459	$11,642
9/30/2017	$11,672	$11,882
10/31/2017	$11,924	$12,159
11/30/2017	$12,215	$12,532
12/31/2017	$12,264	$12,671
1/31/2018	$12,887	$13,397
2/28/2018	$12,383	$12,903
3/31/2018	$12,170	$12,575
4/30/2018	$12,107	$12,623
5/31/2018	$12,243	$12,927
6/30/2018	$12,157	$13,007
7/31/2018	$12,643	$13,491
8/31/2018	$12,978	$13,931
9/30/2018	$12,958	$14,010
10/31/2018	$11,935	$13,052
11/30/2018	$12,223	$13,318
12/31/2018	$11,168	$12,116
1/31/2019	$12,005	$13,086
2/28/2019	$12,453	$13,506
3/31/2019	$12,700	$13,768
4/30/2019	$13,193	$14,326
5/31/2019	$12,370	$13,416
6/30/2019	$13,258	$14,362
7/31/2019	$13,481	$14,569
8/31/2019	$13,277	$14,339
9/30/2019	$13,488	$14,607
10/31/2019	$13,837	$14,924
11/30/2019	$14,331	$15,465
12/31/2019	$14,748	$15,932
1/31/2020	$14,969	$15,926
2/29/2020	$13,935	$14,615
3/31/2020	$12,476	$12,810
4/30/2020	$14,066	$14,453
5/31/2020	$14,832	$15,141
6/30/2020	$15,408	$15,442
7/31/2020	$16,492	$16,313
8/31/2020	$17,830	$17,486
9/30/2020	$17,202	$16,821
10/31/2020	$16,718	$16,374
11/30/2020	$18,516	$18,167
12/31/2020	$19,316	$18,864
1/31/2021	$19,361	$18,674
2/28/2021	$19,380	$19,189
3/31/2021	$19,711	$20,030
4/30/2021	$20,666	$21,099
5/31/2021	$20,557	$21,247
6/30/2021	$21,489	$21,742
7/31/2021	$22,069	$22,259
8/31/2021	$22,750	$22,936
9/30/2021	$21,525	$21,870
10/31/2021	$23,264	$23,403
11/30/2021	$23,009	$23,241
12/31/2021	$23,506	$24,282
1/31/2022	$21,678	$23,027
2/28/2022	$20,983	$22,338
3/31/2022	$21,676	$23,167
4/30/2022	$19,218	$21,147
5/31/2022	$19,056	$21,185
6/30/2022	$17,611	$19,437
7/31/2022	$19,327	$21,229
8/31/2022	$18,394	$20,363
9/30/2022	$16,713	$18,488
10/31/2022	$17,693	$19,985
11/30/2022	$18,727	$21,103
12/31/2022	$17,504	$19,887
1/31/2023	$18,828	$21,136
2/28/2023	$18,442	$20,620
3/31/2023	$19,323	$21,377
4/30/2023	$19,385	$21,710
5/31/2023	$19,738	$21,804
6/30/2023	$20,857	$23,245
7/31/2023	$21,411	$23,992
8/31/2023	$21,058	$23,610
9/30/2023	$19,896	$22,484
10/31/2023	$19,418	$22,011
11/30/2023	$21,454	$24,022
12/31/2023	$22,516	$25,113
1/31/2024	$22,907	$25,535
2/29/2024	$23,915	$26,898
3/31/2024	$24,483	$27,764
4/30/2024	$23,439	$26,630
5/31/2024	$24,659	$27,950
6/30/2024	$25,613	$28,953
7/31/2024	$25,802	$29,306
8/31/2024	$26,329	$30,018
9/30/2024	$26,872	$30,660
10/31/2024	$26,422	$30,381
11/30/2024	$27,890	$32,164
12/31/2024	$27,491	$31,399
1/31/2025	$28,126	$32,272
2/28/2025	$27,528	$31,852
3/31/2025	$25,727	$30,058
4/30/2025	$25,609	$29,854
5/31/2025	$27,167	$31,733
6/30/2025	$28,321	$33,347
7/31/2025	$28,684	$34,095
8/31/2025	$29,306	$34,786
9/30/2025	$29,958	$36,056
10/31/2025	$30,773	$36,900
11/30/2025	$30,588	$36,992
12/31/2025	$30,764	$37,014
1/31/2026	$31,011	$37,551
2/28/2026	$30,714	$37,265
3/31/2026	$28,974	$35,410
4/30/2026	$32,174	$39,125
5/31/2026	$34,277	$41,184
6/30/2026	$33,664	$40,792
7/31/2026	$33,614	$40,766

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class Y shares	17.19%	8.78%	12.89%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 1,192,826,490
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 7,501,900
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,192,826,490
Total number of portfolio holdings	157
Portfolio turnover rate	51%
Total advisory fees paid	$7,501,900

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	1.4%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	5.0%
Industrials	5.3%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.8%
Financials	15.6%
Information Technology	39.8%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.8%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	1.9%

Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000217516
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INVESTOR SHARES
Trading Symbol	CAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$152	1.33%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 28.83% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 18.66%. This Fund invests in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered strong returns over the period, supported by resilient corporate earnings, three Federal Reserve rate cuts in the second half of 2025, and continued enthusiasm for artificial intelligence (AI) infrastructure spending. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Relative to the benchmark, outperformance was primarily driven by stock selection and overweight positioning in Information Technology (IT), which benefited from AI-related infrastructure spending. The top overall contributor was optical networking company Ciena, which more than quadrupled during the period. Other IT names among the top contributors were specialty glass and fiber manufacturer Corning, electronics manufacturing services company Flex, and cybersecurity software company Palo Alto Networks. Selection was also strong in Industrials, where the top contributor was building systems company Comfort Systems USA.

Top detractors included fintech and payments company Fiserv, Latin American e-commerce company MercadoLibre, design software company Autodesk, and healthcare robotics company Intuitive Surgical. Results were also negatively impacted by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Information Technology (overweight)

  Industrials (overweight)

  Communication Services (underweight)

Stocks:

  Ciena Corporation (overweight)

  Corning Incorporated (overweight)

  Comfort Systems USA, Inc. (overweight)

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Energy (excluded)

Stocks:

  Fiserv, Inc. (overweight)

  MercadoLibre, Inc. (overweight)

  Autodesk, Inc. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor shares	MSCI World Equal Weighted Index (net)
4/1/2020	$10,000	$10,000
4/30/2020	$11,680	$11,021
5/31/2020	$12,870	$11,628
6/30/2020	$13,600	$11,852
7/31/2020	$15,280	$12,216
8/31/2020	$16,480	$12,916
9/30/2020	$16,600	$12,606
10/31/2020	$16,410	$12,338
11/30/2020	$18,850	$14,186
12/31/2020	$20,084	$14,788
1/31/2021	$20,715	$14,690
2/28/2021	$19,764	$15,174
3/31/2021	$18,658	$15,696
4/30/2021	$18,709	$16,229
5/31/2021	$18,234	$16,580
6/30/2021	$19,371	$16,577
7/31/2021	$19,702	$16,695
8/31/2021	$20,074	$17,038
9/30/2021	$19,009	$16,493
10/31/2021	$21,138	$17,017
11/30/2021	$19,588	$16,301
12/31/2021	$18,776	$16,988
1/31/2022	$16,546	$16,096
2/28/2022	$16,439	$15,932
3/31/2022	$16,977	$16,100
4/30/2022	$14,597	$14,907
5/31/2022	$14,510	$14,953
6/30/2022	$13,412	$13,562
7/31/2022	$14,855	$14,482
8/31/2022	$14,133	$13,905
9/30/2022	$13,002	$12,524
10/31/2022	$13,821	$13,300
11/30/2022	$14,554	$14,454
12/31/2022	$13,670	$14,133
1/31/2023	$14,672	$15,283
2/28/2023	$14,532	$14,869
3/31/2023	$14,575	$14,974
4/30/2023	$13,950	$15,168
5/31/2023	$13,778	$14,615
6/30/2023	$14,586	$15,411
7/31/2023	$14,963	$16,073
8/31/2023	$14,521	$15,477
9/30/2023	$13,875	$14,820
10/31/2023	$13,218	$14,111
11/30/2023	$14,586	$15,469
12/31/2023	$15,469	$16,494
1/31/2024	$15,695	$16,339
2/29/2024	$16,611	$16,703
3/31/2024	$16,837	$17,315
4/30/2024	$16,072	$16,677
5/31/2024	$17,182	$17,209
6/30/2024	$17,088	$16,936
7/31/2024	$17,217	$17,657
8/31/2024	$17,831	$18,196
9/30/2024	$17,917	$18,629
10/31/2024	$17,174	$17,945
11/30/2024	$17,917	$18,572
12/31/2024	$17,023	$17,761
1/31/2025	$17,637	$18,468
2/28/2025	$17,055	$18,542
3/31/2025	$16,323	$18,233
4/30/2025	$16,581	$18,680
5/31/2025	$17,303	$19,510
6/30/2025	$17,745	$20,125
7/31/2025	$17,476	$20,121
8/31/2025	$17,939	$20,802
9/30/2025	$18,736	$21,029
10/31/2025	$19,275	$21,014
11/30/2025	$19,350	$21,234
12/31/2025	$19,350	$21,563
1/31/2026	$20,029	$22,321
2/28/2026	$20,977	$23,241
3/31/2026	$19,900	$21,448
4/30/2026	$21,602	$22,840
5/31/2026	$23,089	$23,494
6/30/2026	$23,731	$23,397
7/31/2026	$22,513	$23,876

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (4/1/20)
Investor shares	28.83%	2.70%	13.67%
MSCI World Equal Weighted Index (net)	18.66%	7.41%	14.72%

Performance Inception Date	Apr. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 54,551,263
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 394,759
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$54,551,263
Total number of portfolio holdings	47
Portfolio turnover rate	42%
Total advisory fees paid	$394,759

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
Real Estate	2.4%
Communication Services	2.4%
Consumer Staples	2.7%
Consumer Discretionary	3.6%
Utilities	4.4%
Materials	4.6%
Financials	15.1%
Health Care	17.5%
Information Technology	19.5%
Industrials	24.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
OtherFootnote Reference*	3.4%
Australia	2.0%
United Kingdom	2.0%
Netherlands	2.1%
Spain	3.4%
Italy	3.8%
Norway	4.2%
Germany	4.8%
Japan	4.9%
United States	66.2%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Palo Alto Networks, Inc.	4.2%
CaixaBank SA	3.4%
Vertex Pharmaceuticals, Inc.	3.4%
DNB Bank ASA	3.1%
Federal Agricultural Mortgage Corp., Class C	3.0%
Crowdstrike Holdings, Inc., Class A	3.0%
GSK PLC	2.9%
Resona Holdings, Inc.	2.8%
Natera, Inc.	2.7%
Quest Diagnostics, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in expense limitation: Effective November 30, 2025, the Adviser reduced the contractual expense limitation for the Fund's Investor shares from 1.40% to 1.30%. The reduced expense limitation is in effect through November 30, 2026.

Material Fund Change Expenses [Text Block]

Reduction in expense limitation: Effective November 30, 2025, the Adviser reduced the contractual expense limitation for the Fund's Investor shares from 1.40% to 1.30%. The reduced expense limitation is in effect through November 30, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000217517
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	LIFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$124	1.08%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 29.09% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 18.66%. This Fund invests in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered strong returns over the period, supported by resilient corporate earnings, three Federal Reserve rate cuts in the second half of 2025, and continued enthusiasm for artificial intelligence (AI) infrastructure spending. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Relative to the benchmark, outperformance was primarily driven by stock selection and overweight positioning in Information Technology (IT), which benefited from AI-related infrastructure spending. The top overall contributor was optical networking company Ciena, which more than quadrupled during the period. Other IT names among the top contributors were specialty glass and fiber manufacturer Corning, electronics manufacturing services company Flex, and cybersecurity software company Palo Alto Networks. Selection was also strong in Industrials, where the top contributor was building systems company Comfort Systems USA.

Top detractors included fintech and payments company Fiserv, Latin American e-commerce company MercadoLibre, design software company Autodesk, and healthcare robotics company Intuitive Surgical. Results were also negatively impacted by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Information Technology (overweight)

  Industrials (overweight)

  Communication Services (underweight)

Stocks:

  Ciena Corporation (overweight)

  Corning Incorporated (overweight)

  Comfort Systems USA, Inc. (overweight)

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Energy (excluded)

Stocks:

  Fiserv, Inc. (overweight)

  MercadoLibre, Inc. (overweight)

  Autodesk, Inc. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional shares	MSCI World Equal Weighted Index (net)
4/1/2020	$500,000	$500,000
4/30/2020	$584,000	$551,030
5/31/2020	$643,500	$581,419
6/30/2020	$680,500	$592,620
7/31/2020	$764,500	$610,794
8/31/2020	$824,500	$645,808
9/30/2020	$831,000	$630,282
10/31/2020	$821,500	$616,886
11/30/2020	$944,000	$709,275
12/31/2020	$1,005,703	$739,411
1/31/2021	$1,037,745	$734,492
2/28/2021	$990,199	$758,678
3/31/2021	$935,418	$784,777
4/30/2021	$937,485	$811,460
5/31/2021	$914,229	$828,977
6/30/2021	$971,077	$828,857
7/31/2021	$988,132	$834,769
8/31/2021	$1,007,253	$851,916
9/30/2021	$954,023	$824,655
10/31/2021	$1,060,484	$850,845
11/30/2021	$982,964	$815,068
12/31/2021	$942,931	$849,397
1/31/2022	$830,729	$804,800
2/28/2022	$825,874	$796,577
3/31/2022	$852,846	$805,008
4/30/2022	$733,091	$745,361
5/31/2022	$729,315	$747,626
6/30/2022	$674,293	$678,097
7/31/2022	$747,117	$724,118
8/31/2022	$710,974	$695,261
9/30/2022	$654,334	$626,223
10/31/2022	$695,331	$665,011
11/30/2022	$732,012	$722,700
12/31/2022	$687,779	$706,658
1/31/2023	$738,486	$764,165
2/28/2023	$732,012	$743,464
3/31/2023	$734,170	$748,720
4/30/2023	$702,883	$758,408
5/31/2023	$694,252	$730,774
6/30/2023	$735,249	$770,528
7/31/2023	$754,129	$803,650
8/31/2023	$732,012	$773,859
9/30/2023	$699,646	$741,021
10/31/2023	$666,741	$705,552
11/30/2023	$735,788	$773,428
12/31/2023	$780,562	$824,700
1/31/2024	$791,890	$816,967
2/29/2024	$838,281	$835,165
3/31/2024	$849,609	$865,770
4/30/2024	$811,309	$833,857
5/31/2024	$867,410	$860,457
6/30/2024	$862,989	$846,781
7/31/2024	$870,010	$882,870
8/31/2024	$901,332	$909,795
9/30/2024	$905,653	$931,439
10/31/2024	$868,390	$897,228
11/30/2024	$906,193	$928,596
12/31/2024	$860,829	$888,034
1/31/2025	$892,692	$923,423
2/28/2025	$862,989	$927,115
3/31/2025	$825,726	$911,632
4/30/2025	$839,227	$933,996
5/31/2025	$876,490	$975,518
6/30/2025	$898,533	$1,006,239
7/31/2025	$885,550	$1,006,052
8/31/2025	$908,811	$1,040,092
9/30/2025	$949,383	$1,051,452
10/31/2025	$976,972	$1,050,680
11/30/2025	$980,759	$1,061,712
12/31/2025	$980,759	$1,078,142
1/31/2026	$1,015,921	$1,116,069
2/28/2026	$1,064,067	$1,162,074
3/31/2026	$1,009,430	$1,072,380
4/30/2026	$1,095,983	$1,142,013
5/31/2026	$1,172,259	$1,174,678
6/30/2026	$1,204,450	$1,169,842
7/31/2026	$1,143,198	$1,193,816

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (4/1/20)
Institutional shares	29.09%	2.96%	13.95%
MSCI World Equal Weighted Index (net)	18.66%	7.41%	14.72%

Performance Inception Date	Apr. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 54,551,263
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 394,759
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$54,551,263
Total number of portfolio holdings	47
Portfolio turnover rate	42%
Total advisory fees paid	$394,759

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
Real Estate	2.4%
Communication Services	2.4%
Consumer Staples	2.7%
Consumer Discretionary	3.6%
Utilities	4.4%
Materials	4.6%
Financials	15.1%
Health Care	17.5%
Information Technology	19.5%
Industrials	24.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
OtherFootnote Reference*	3.4%
Australia	2.0%
United Kingdom	2.0%
Netherlands	2.1%
Spain	3.4%
Italy	3.8%
Norway	4.2%
Germany	4.8%
Japan	4.9%
United States	66.2%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Palo Alto Networks, Inc.	4.2%
CaixaBank SA	3.4%
Vertex Pharmaceuticals, Inc.	3.4%
DNB Bank ASA	3.1%
Federal Agricultural Mortgage Corp., Class C	3.0%
Crowdstrike Holdings, Inc., Class A	3.0%
GSK PLC	2.9%
Resona Holdings, Inc.	2.8%
Natera, Inc.	2.7%
Quest Diagnostics, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in expense limitation: Effective November 30, 2025, the Adviser reduced the contractual expense limitation for the Fund's Institutional shares from 1.15% to 1.05%. The reduced expense limitation is in effect through November 30, 2026.

Material Fund Change Expenses [Text Block]

Reduction in expense limitation: Effective November 30, 2025, the Adviser reduced the contractual expense limitation for the Fund's Institutional shares from 1.15% to 1.05%. The reduced expense limitation is in effect through November 30, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000039201
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DOMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$145	1.29%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 24.14% for the trailing twelve months ended July 31, 2026, underperforming relative to the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 24.33%.

International developed equities delivered strong returns over the period, outpacing U.S. equities, supported by resilient corporate earnings, continued investment in artificial intelligence (AI) infrastructure, and supportive central bank actions across major economies. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire in early April supported a recovery in risk appetite.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. In aggregate, Wellington’s Quantitative Equity (“QE”) model made a positive contribution to performance over the period, driven by positive performance from value and momentum factors and partially offset by negative performance from quality factors.

From a sector perspective, positive stock selection in Consumer Discretionary, Financials, Industrials, and Communication Services was partially offset by weaker selection in Information Technology and Materials. Sector positioning detracted overall, predominantly driven by the Fund’s zero exposure to Energy, which was among the top performing sectors over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels. The top individual contributors were overweight positions in pharmaceutical company GSK and banking groups Banco Santander and ABN AMRO. The top detractors were an underweight position in semiconductor equipment supplier ASML and overweight positions in investment company 3i Group and accounting software company Sage Group.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (overweight)

  Financials (overweight)

  Industrials (underweight)

Stocks:

  GSK plc (overweight)

  Banco Santander S.A. (overweight)

  ABN AMRO Bank N.V. (overweight)

Sectors:

  Information Technology (overweight)

  Materials (underweight)

  Consumer Staples (underweight)

Stocks:

  ASML Holding N.V. (underweight)

  3i Group plc (overweight)

  The Sage Group plc (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor shares	MSCI EAFE Net Total Return USD Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,041	$10,007
9/30/2016	$10,190	$10,130
10/31/2016	$10,122	$9,923
11/30/2016	$9,797	$9,725
12/31/2016	$10,092	$10,058
1/31/2017	$10,518	$10,349
2/28/2017	$10,724	$10,497
3/31/2017	$11,039	$10,786
4/30/2017	$11,438	$11,060
5/31/2017	$11,767	$11,466
6/30/2017	$11,703	$11,446
7/31/2017	$12,061	$11,775
8/31/2017	$12,074	$11,771
9/30/2017	$12,226	$12,064
10/31/2017	$12,419	$12,247
11/30/2017	$12,405	$12,376
12/31/2017	$12,575	$12,575
1/31/2018	$13,335	$13,206
2/28/2018	$12,688	$12,611
3/31/2018	$12,490	$12,384
4/30/2018	$12,659	$12,666
5/31/2018	$12,336	$12,381
6/30/2018	$12,029	$12,230
7/31/2018	$12,311	$12,531
8/31/2018	$12,014	$12,289
9/30/2018	$12,099	$12,396
10/31/2018	$11,097	$11,409
11/30/2018	$11,097	$11,394
12/31/2018	$10,520	$10,842
1/31/2019	$11,319	$11,554
2/28/2019	$11,482	$11,849
3/31/2019	$11,601	$11,923
4/30/2019	$11,822	$12,258
5/31/2019	$11,171	$11,670
6/30/2019	$11,858	$12,362
7/31/2019	$11,472	$12,205
8/31/2019	$11,087	$11,889
9/30/2019	$11,442	$12,230
10/31/2019	$11,783	$12,669
11/30/2019	$11,932	$12,812
12/31/2019	$12,303	$13,229
1/31/2020	$11,984	$12,952
2/29/2020	$10,965	$11,781
3/31/2020	$9,231	$10,209
4/30/2020	$9,840	$10,868
5/31/2020	$10,387	$11,341
6/30/2020	$10,615	$11,726
7/31/2020	$11,072	$12,000
8/31/2020	$11,589	$12,616
9/30/2020	$11,360	$12,288
10/31/2020	$10,965	$11,798
11/30/2020	$12,425	$13,627
12/31/2020	$13,008	$14,260
1/31/2021	$12,825	$14,108
2/28/2021	$13,085	$14,425
3/31/2021	$13,513	$14,757
4/30/2021	$13,757	$15,201
5/31/2021	$14,353	$15,696
6/30/2021	$14,165	$15,520
7/31/2021	$14,319	$15,637
8/31/2021	$14,597	$15,912
9/30/2021	$13,872	$15,451
10/31/2021	$14,196	$15,831
11/30/2021	$13,703	$15,095
12/31/2021	$14,398	$15,867
1/31/2022	$13,671	$15,101
2/28/2022	$13,316	$14,833
3/31/2022	$13,176	$14,929
4/30/2022	$12,125	$13,963
5/31/2022	$12,156	$14,068
6/30/2022	$10,863	$12,762
7/31/2022	$11,566	$13,398
8/31/2022	$10,863	$12,761
9/30/2022	$9,862	$11,568
10/31/2022	$10,409	$12,190
11/30/2022	$11,550	$13,563
12/31/2022	$11,397	$13,574
1/31/2023	$12,469	$14,673
2/28/2023	$12,059	$14,367
3/31/2023	$12,295	$14,723
4/30/2023	$12,532	$15,138
5/31/2023	$11,949	$14,498
6/30/2023	$12,672	$15,157
7/31/2023	$13,089	$15,648
8/31/2023	$12,592	$15,049
9/30/2023	$12,143	$14,535
10/31/2023	$11,710	$13,946
11/30/2023	$12,993	$15,240
12/31/2023	$13,835	$16,050
1/31/2024	$13,803	$16,142
2/29/2024	$14,157	$16,438
3/31/2024	$14,753	$16,978
4/30/2024	$14,302	$16,543
5/31/2024	$15,139	$17,184
6/30/2024	$14,754	$16,906
7/31/2024	$15,130	$17,402
8/31/2024	$15,670	$17,968
9/30/2024	$15,866	$18,134
10/31/2024	$15,114	$17,148
11/30/2024	$15,425	$17,050
12/31/2024	$14,977	$16,663
1/31/2025	$15,608	$17,538
2/28/2025	$16,006	$17,878
3/31/2025	$15,790	$17,806
4/30/2025	$16,537	$18,622
5/31/2025	$17,333	$19,474
6/30/2025	$17,772	$19,903
7/31/2025	$17,572	$19,624
8/31/2025	$18,205	$20,461
9/30/2025	$18,622	$20,852
10/31/2025	$18,755	$21,098
11/30/2025	$18,988	$21,228
12/31/2025	$19,594	$21,865
1/31/2026	$20,406	$23,006
2/28/2026	$21,455	$24,071
3/31/2026	$19,746	$21,594
4/30/2026	$21,032	$23,203
5/31/2026	$21,472	$23,915
6/30/2026	$21,662	$23,932
7/31/2026	$21,815	$24,400

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Investor shares	24.14%	8.78%	8.11%
MSCI EAFE Net Total Return USD Index	24.33%	9.31%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 1,023,935,683
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 7,884,537
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,023,935,683
Total number of portfolio holdings	149
Portfolio turnover rate	88%
Total advisory fees paid	$7,884,537

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	1.0%
Real Estate	3.2%
Materials	3.7%
Consumer Staples	4.0%
Communication Services	5.0%
Consumer Discretionary	10.3%
Information Technology	12.5%
Health Care	12.6%
Industrials	19.5%
Financials	26.7%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	11.6%
Spain	3.4%
Australia	4.5%
Switzerland	4.6%
Singapore	4.6%
Sweden	5.7%
United States	7.3%
Netherlands	7.6%
United Kingdom	7.6%
Germany	8.7%
France	8.9%
Japan	24.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.4%
ASML Holding NV	2.9%
BNP Paribas SA	2.4%
Banco Santander SA	2.4%
Sony Group Corp.	2.4%
Vodafone Group PLC	2.3%
Recruit Holdings Co. Ltd.	2.3%
Deutsche Telekom AG	2.2%
Sanofi SA	2.1%
Fortescue Ltd.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Material Fund Change Adviser [Text Block]

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000123188
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DOMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 24.67% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 24.33%.

International developed equities delivered strong returns over the period, outpacing U.S. equities, supported by resilient corporate earnings, continued investment in artificial intelligence (AI) infrastructure, and supportive central bank actions across major economies. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire in early April supported a recovery in risk appetite.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. In aggregate, Wellington’s Quantitative Equity (“QE”) model made a positive contribution to performance over the period, driven by positive performance from value and momentum factors and partially offset by negative performance from quality factors.

From a sector perspective, positive stock selection in Consumer Discretionary, Financials, Industrials, and Communication Services was partially offset by weaker selection in Information Technology and Materials. Sector positioning detracted overall, predominantly driven by the Fund’s zero exposure to Energy, which was among the top performing sectors over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels. The top individual contributors were overweight positions in pharmaceutical company GSK and banking groups Banco Santander and ABN AMRO. The top detractors were an underweight position in semiconductor equipment supplier ASML and overweight positions in investment company 3i Group and accounting software company Sage Group.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (overweight)

  Financials (overweight)

  Industrials (underweight)

Stocks:

  GSK plc (overweight)

  Banco Santander S.A. (overweight)

  ABN AMRO Bank N.V. (overweight)

Sectors:

  Information Technology (overweight)

  Materials (underweight)

  Consumer Staples (underweight)

Stocks:

  ASML Holding N.V. (underweight)

  3i Group plc (overweight)

  The Sage Group plc (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional shares	MSCI EAFE Net Total Return USD Index
7/31/2016	$500,000	$500,000
8/31/2016	$502,030	$500,355
9/30/2016	$509,472	$506,502
10/31/2016	$506,766	$496,141
11/30/2016	$490,528	$486,260
12/31/2016	$505,827	$502,887
1/31/2017	$526,473	$517,475
2/28/2017	$537,484	$524,875
3/31/2017	$553,313	$539,324
4/30/2017	$572,582	$553,022
5/31/2017	$589,099	$573,318
6/30/2017	$586,712	$572,286
7/31/2017	$603,989	$588,768
8/31/2017	$605,371	$588,533
9/30/2017	$613,663	$603,187
10/31/2017	$623,338	$612,356
11/30/2017	$622,647	$618,785
12/31/2017	$631,187	$628,748
1/31/2018	$670,193	$660,311
2/28/2018	$637,570	$630,531
3/31/2018	$627,641	$619,181
4/30/2018	$636,152	$633,299
5/31/2018	$619,840	$619,050
6/30/2018	$604,637	$611,497
7/31/2018	$619,593	$626,540
8/31/2018	$604,637	$614,448
9/30/2018	$608,910	$619,793
10/31/2018	$558,346	$570,458
11/30/2018	$559,058	$569,716
12/31/2018	$530,654	$542,085
1/31/2019	$570,434	$577,700
2/28/2019	$579,441	$592,431
3/31/2019	$584,695	$596,164
4/30/2019	$596,704	$612,916
5/31/2019	$563,679	$583,496
6/30/2019	$598,944	$618,097
7/31/2019	$579,356	$610,247
8/31/2019	$560,521	$594,442
9/30/2019	$578,602	$611,503
10/31/2019	$595,930	$633,455
11/30/2019	$603,464	$640,613
12/31/2019	$622,277	$661,433
1/31/2020	$605,962	$647,609
2/29/2020	$555,466	$589,066
3/31/2020	$467,679	$510,425
4/30/2020	$498,754	$543,399
5/31/2020	$526,721	$567,037
6/30/2020	$538,374	$586,316
7/31/2020	$561,681	$599,977
8/31/2020	$588,094	$630,816
9/30/2020	$576,441	$614,415
10/31/2020	$557,019	$589,900
11/30/2020	$630,822	$681,334
12/31/2020	$660,267	$713,016
1/31/2021	$651,631	$705,422
2/28/2021	$664,978	$721,245
3/31/2021	$686,961	$737,826
4/30/2021	$700,307	$760,028
5/31/2021	$730,926	$784,812
6/30/2021	$721,153	$775,983
7/31/2021	$729,086	$781,826
8/31/2021	$744,160	$795,618
9/30/2021	$706,873	$772,529
10/31/2021	$724,326	$791,533
11/30/2021	$698,939	$754,727
12/31/2021	$735,020	$793,369
1/31/2022	$698,229	$755,033
2/28/2022	$679,833	$741,669
3/31/2022	$673,435	$746,438
4/30/2022	$619,848	$698,143
5/31/2022	$621,448	$703,379
6/30/2022	$555,811	$638,106
7/31/2022	$591,461	$669,883
8/31/2022	$556,621	$638,064
9/30/2022	$504,767	$578,405
10/31/2022	$533,125	$609,512
11/30/2022	$591,461	$678,143
12/31/2022	$584,359	$678,685
1/31/2023	$639,425	$733,659
2/28/2023	$618,878	$718,325
3/31/2023	$631,207	$736,140
4/30/2023	$643,535	$756,899
5/31/2023	$613,125	$724,882
6/30/2023	$650,483	$757,864
7/31/2023	$672,277	$782,419
8/31/2023	$647,130	$752,444
9/30/2023	$624,497	$726,741
10/31/2023	$602,702	$697,279
11/30/2023	$668,086	$762,000
12/31/2023	$711,775	$802,485
1/31/2024	$710,930	$807,108
2/29/2024	$728,682	$821,881
3/31/2024	$759,114	$848,913
4/30/2024	$737,135	$827,173
5/31/2024	$780,248	$859,184
6/30/2024	$760,488	$845,314
7/31/2024	$780,274	$870,112
8/31/2024	$808,664	$898,391
9/30/2024	$818,987	$906,683
10/31/2024	$779,414	$857,376
11/30/2024	$796,620	$852,515
12/31/2024	$773,155	$833,129
1/31/2025	$806,428	$876,910
2/28/2025	$826,567	$893,913
3/31/2025	$816,059	$890,306
4/30/2025	$854,586	$931,087
5/31/2025	$895,739	$973,688
6/30/2025	$918,715	$995,142
7/31/2025	$909,026	$981,210
8/31/2025	$942,498	$1,023,041
9/30/2025	$963,638	$1,042,620
10/31/2025	$970,685	$1,054,881
11/30/2025	$983,016	$1,061,421
12/31/2025	$1,015,615	$1,093,264
1/31/2026	$1,058,604	$1,150,310
2/28/2026	$1,112,340	$1,203,570
3/31/2026	$1,023,676	$1,079,722
4/30/2026	$1,091,742	$1,160,162
5/31/2026	$1,114,132	$1,195,744
6/30/2026	$1,124,311	$1,196,581
7/31/2026	$1,133,320	$1,219,998

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Institutional shares	24.67%	9.22%	8.53%
MSCI EAFE Net Total Return USD Index	24.33%	9.31%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 1,023,935,683
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 7,884,537
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,023,935,683
Total number of portfolio holdings	149
Portfolio turnover rate	88%
Total advisory fees paid	$7,884,537

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	1.0%
Real Estate	3.2%
Materials	3.7%
Consumer Staples	4.0%
Communication Services	5.0%
Consumer Discretionary	10.3%
Information Technology	12.5%
Health Care	12.6%
Industrials	19.5%
Financials	26.7%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	11.6%
Spain	3.4%
Australia	4.5%
Switzerland	4.6%
Singapore	4.6%
Sweden	5.7%
United States	7.3%
Netherlands	7.6%
United Kingdom	7.6%
Germany	8.7%
France	8.9%
Japan	24.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.4%
ASML Holding NV	2.9%
BNP Paribas SA	2.4%
Banco Santander SA	2.4%
Sony Group Corp.	2.4%
Vodafone Group PLC	2.3%
Recruit Holdings Co. Ltd.	2.3%
Deutsche Telekom AG	2.2%
Sanofi SA	2.1%
Fortescue Ltd.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Material Fund Change Adviser [Text Block]

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000200995
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DOMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y shares returned 24.53% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 24.33%.

International developed equities delivered strong returns over the period, outpacing U.S. equities, supported by resilient corporate earnings, continued investment in artificial intelligence (AI) infrastructure, and supportive central bank actions across major economies. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire in early April supported a recovery in risk appetite.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. In aggregate, Wellington’s Quantitative Equity (“QE”) model made a positive contribution to performance over the period, driven by positive performance from value and momentum factors and partially offset by negative performance from quality factors.

From a sector perspective, positive stock selection in Consumer Discretionary, Financials, Industrials, and Communication Services was partially offset by weaker selection in Information Technology and Materials. Sector positioning detracted overall, predominantly driven by the Fund’s zero exposure to Energy, which was among the top performing sectors over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels. The top individual contributors were overweight positions in pharmaceutical company GSK and banking groups Banco Santander and ABN AMRO. The top detractors were an underweight position in semiconductor equipment supplier ASML and overweight positions in investment company 3i Group and accounting software company Sage Group.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (overweight)

  Financials (overweight)

  Industrials (underweight)

Stocks:

  GSK plc (overweight)

  Banco Santander S.A. (overweight)

  ABN AMRO Bank N.V. (overweight)

Sectors:

  Information Technology (overweight)

  Materials (underweight)

  Consumer Staples (underweight)

Stocks:

  ASML Holding N.V. (underweight)

  3i Group plc (overweight)

  The Sage Group plc (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class Y shares	MSCI EAFE Net Total Return USD Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,041	$10,007
9/30/2016	$10,190	$10,130
10/31/2016	$10,122	$9,923
11/30/2016	$9,797	$9,725
12/31/2016	$10,092	$10,058
1/31/2017	$10,518	$10,349
2/28/2017	$10,724	$10,497
3/31/2017	$11,039	$10,786
4/30/2017	$11,438	$11,060
5/31/2017	$11,767	$11,466
6/30/2017	$11,703	$11,446
7/31/2017	$12,061	$11,775
8/31/2017	$12,074	$11,771
9/30/2017	$12,226	$12,064
10/31/2017	$12,419	$12,247
11/30/2017	$12,405	$12,376
12/31/2017	$12,575	$12,575
1/31/2018	$13,335	$13,206
2/28/2018	$12,688	$12,611
3/31/2018	$12,490	$12,384
4/30/2018	$12,659	$12,666
5/31/2018	$12,336	$12,381
6/30/2018	$12,029	$12,230
7/31/2018	$12,297	$12,531
8/31/2018	$12,014	$12,289
9/30/2018	$12,099	$12,396
10/31/2018	$11,083	$11,409
11/30/2018	$11,111	$11,394
12/31/2018	$10,521	$10,842
1/31/2019	$11,324	$11,554
2/28/2019	$11,488	$11,849
3/31/2019	$11,607	$11,923
4/30/2019	$11,845	$12,258
5/31/2019	$11,176	$11,670
6/30/2019	$11,886	$12,362
7/31/2019	$11,498	$12,205
8/31/2019	$11,109	$11,889
9/30/2019	$11,468	$12,230
10/31/2019	$11,811	$12,669
11/30/2019	$11,960	$12,812
12/31/2019	$12,336	$13,229
1/31/2020	$12,013	$12,952
2/29/2020	$11,013	$11,781
3/31/2020	$9,260	$10,209
4/30/2020	$9,890	$10,868
5/31/2020	$10,444	$11,341
6/30/2020	$10,675	$11,726
7/31/2020	$11,121	$12,000
8/31/2020	$11,644	$12,616
9/30/2020	$11,413	$12,288
10/31/2020	$11,028	$11,798
11/30/2020	$12,490	$13,627
12/31/2020	$13,084	$14,260
1/31/2021	$12,913	$14,108
2/28/2021	$13,177	$14,425
3/31/2021	$13,612	$14,757
4/30/2021	$13,876	$15,201
5/31/2021	$14,467	$15,696
6/30/2021	$14,286	$15,520
7/31/2021	$14,443	$15,637
8/31/2021	$14,726	$15,912
9/30/2021	$14,004	$15,451
10/31/2021	$14,333	$15,831
11/30/2021	$13,847	$15,095
12/31/2021	$14,557	$15,867
1/31/2022	$13,813	$15,101
2/28/2022	$13,465	$14,833
3/31/2022	$13,323	$14,929
4/30/2022	$12,263	$13,963
5/31/2022	$12,294	$14,068
6/30/2022	$10,993	$12,762
7/31/2022	$11,698	$13,398
8/31/2022	$11,009	$12,761
9/30/2022	$9,983	$11,568
10/31/2022	$10,544	$12,190
11/30/2022	$11,714	$13,563
12/31/2022	$11,564	$13,574
1/31/2023	$12,652	$14,673
2/28/2023	$12,246	$14,367
3/31/2023	$12,473	$14,723
4/30/2023	$12,733	$15,138
5/31/2023	$12,132	$14,498
6/30/2023	$12,883	$15,157
7/31/2023	$13,296	$15,648
8/31/2023	$12,816	$15,049
9/30/2023	$12,353	$14,535
10/31/2023	$11,922	$13,946
11/30/2023	$13,214	$15,240
12/31/2023	$14,080	$16,050
1/31/2024	$14,063	$16,142
2/29/2024	$14,414	$16,438
3/31/2024	$15,031	$16,978
4/30/2024	$14,581	$16,543
5/31/2024	$15,431	$17,184
6/30/2024	$15,054	$16,906
7/31/2024	$15,427	$17,402
8/31/2024	$15,987	$17,968
9/30/2024	$16,191	$18,134
10/31/2024	$15,427	$17,148
11/30/2024	$15,766	$17,050
12/31/2024	$15,294	$16,663
1/31/2025	$15,933	$17,538
2/28/2025	$16,347	$17,878
3/31/2025	$16,140	$17,806
4/30/2025	$16,899	$18,622
5/31/2025	$17,711	$19,474
6/30/2025	$18,176	$19,903
7/31/2025	$17,967	$19,624
8/31/2025	$18,627	$20,461
9/30/2025	$19,043	$20,852
10/31/2025	$19,182	$21,098
11/30/2025	$19,425	$21,228
12/31/2025	$20,063	$21,865
1/31/2026	$20,910	$23,006
2/28/2026	$21,969	$24,071
3/31/2026	$20,222	$21,594
4/30/2026	$21,563	$23,203
5/31/2026	$22,004	$23,915
6/30/2026	$22,215	$23,932
7/31/2026	$22,375	$24,400

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class Y shares	24.53%	9.15%	8.39%
MSCI EAFE Net Total Return USD Index	24.33%	9.31%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 1,023,935,683
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 7,884,537
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,023,935,683
Total number of portfolio holdings	149
Portfolio turnover rate	88%
Total advisory fees paid	$7,884,537

Holdings [Text Block]

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	1.0%
Real Estate	3.2%
Materials	3.7%
Consumer Staples	4.0%
Communication Services	5.0%
Consumer Discretionary	10.3%
Information Technology	12.5%
Health Care	12.6%
Industrials	19.5%
Financials	26.7%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	11.6%
Spain	3.4%
Australia	4.5%
Switzerland	4.6%
Singapore	4.6%
Sweden	5.7%
United States	7.3%
Netherlands	7.6%
United Kingdom	7.6%
Germany	8.7%
France	8.9%
Japan	24.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.4%
ASML Holding NV	2.9%
BNP Paribas SA	2.4%
Banco Santander SA	2.4%
Sony Group Corp.	2.4%
Vodafone Group PLC	2.3%
Recruit Holdings Co. Ltd.	2.3%
Deutsche Telekom AG	2.2%
Sanofi SA	2.1%
Fortescue Ltd.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Material Fund Change Adviser [Text Block]

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000009468
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 2.39% for the trailing twelve months ended July 31, 2026, underperforming relative to the Bloomberg U.S. Aggregate Bond Index (the “benchmark”), which returned 2.71%.

U.S. bonds generated positive total returns over the period, with credit sectors outperforming duration-equivalent government bonds. Yields were volatile as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy, and most developed-market sovereign yields ended higher. The first half of 2026 was marked by increased volatility and periods of spread widening amid U.S.–Iran tensions, but conditions improved toward the end of the period as supportive technicals helped restore risk sentiment.

The Fund maintained an underweight to investment-grade corporate bonds in favor of high-yield credit, bank loans, taxable municipals, and securitized sectors. Out-of-benchmark allocations to high yield and bank loans were among the top contributors, benefiting from their coupon advantage. An overweight to taxable municipals and a modest allocation to convertible bonds also contributed favorably. Within securitized sectors, agency mortgage-backed securities and commercial mortgage-backed securities contributed positively despite spikes in interest rate volatility. This was partially offset by a negative impact from asset-backed securities, particularly auto loans.

Relative to the benchmark, the Fund had a longer duration position for most of the period, which was a headwind for performance, particularly during the first half. The Fund does not invest in U.S. Treasuries in accordance with Domini’s exclusionary standards on nuclear weapons. During the period, the Fund used derivatives to help implement overall duration strategy. This exposure modestly detracted in aggregate, primarily attributable to U.S. interest rate swaps and partially offset by a positive impact from developed non-U.S. government derivatives.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  High-Yield Credit

  Other (primarily convertible bonds)

  Agency Mortgage-Backed Securities (MBS)

  Asset-Backed Securities (ABS)

  Duration/Yield-Curve Positioning

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor shares	Bloomberg U.S. Aggregate Bond Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,010	$9,989
9/30/2016	$10,009	$9,983
10/31/2016	$9,912	$9,907
11/30/2016	$9,676	$9,672
12/31/2016	$9,687	$9,686
1/31/2017	$9,704	$9,705
2/28/2017	$9,773	$9,770
3/31/2017	$9,764	$9,765
4/30/2017	$9,852	$9,841
5/31/2017	$9,931	$9,916
6/30/2017	$9,922	$9,906
7/31/2017	$9,968	$9,949
8/31/2017	$10,056	$10,039
9/30/2017	$10,012	$9,990
10/31/2017	$10,016	$9,996
11/30/2017	$10,017	$9,983
12/31/2017	$10,060	$10,029
1/31/2018	$9,937	$9,914
2/28/2018	$9,859	$9,820
3/31/2018	$9,914	$9,883
4/30/2018	$9,844	$9,809
5/31/2018	$9,909	$9,879
6/30/2018	$9,904	$9,867
7/31/2018	$9,894	$9,869
8/31/2018	$9,951	$9,932
9/30/2018	$9,889	$9,868
10/31/2018	$9,798	$9,791
11/30/2018	$9,838	$9,849
12/31/2018	$9,968	$10,030
1/31/2019	$10,092	$10,137
2/28/2019	$10,118	$10,131
3/31/2019	$10,290	$10,325
4/30/2019	$10,320	$10,328
5/31/2019	$10,499	$10,512
6/30/2019	$10,623	$10,645
7/31/2019	$10,663	$10,668
8/31/2019	$10,934	$10,944
9/30/2019	$10,880	$10,886
10/31/2019	$10,902	$10,919
11/30/2019	$10,891	$10,914
12/31/2019	$10,879	$10,906
1/31/2020	$11,071	$11,115
2/29/2020	$11,256	$11,315
3/31/2020	$11,094	$11,249
4/30/2020	$11,368	$11,449
5/31/2020	$11,472	$11,503
6/30/2020	$11,631	$11,575
7/31/2020	$11,847	$11,748
8/31/2020	$11,815	$11,652
9/30/2020	$11,802	$11,647
10/31/2020	$11,722	$11,594
11/30/2020	$11,901	$11,708
12/31/2020	$11,974	$11,724
1/31/2021	$11,950	$11,640
2/28/2021	$11,768	$11,472
3/31/2021	$11,634	$11,329
4/30/2021	$11,738	$11,418
5/31/2021	$11,760	$11,456
6/30/2021	$11,882	$11,536
7/31/2021	$11,973	$11,665
8/31/2021	$11,975	$11,643
9/30/2021	$11,877	$11,542
10/31/2021	$11,879	$11,538
11/30/2021	$11,891	$11,573
12/31/2021	$11,873	$11,543
1/31/2022	$11,602	$11,295
2/28/2022	$11,445	$11,168
3/31/2022	$11,097	$10,858
4/30/2022	$10,667	$10,446
5/31/2022	$10,684	$10,513
6/30/2022	$10,438	$10,348
7/31/2022	$10,712	$10,601
8/31/2022	$10,454	$10,302
9/30/2022	$9,974	$9,857
10/31/2022	$9,788	$9,730
11/30/2022	$10,135	$10,088
12/31/2022	$10,132	$10,042
1/31/2023	$10,461	$10,350
2/28/2023	$10,222	$10,082
3/31/2023	$10,430	$10,338
4/30/2023	$10,492	$10,401
5/31/2023	$10,399	$10,288
6/30/2023	$10,359	$10,251
7/31/2023	$10,330	$10,244
8/31/2023	$10,269	$10,179
9/30/2023	$10,008	$9,920
10/31/2023	$9,843	$9,763
11/30/2023	$10,301	$10,206
12/31/2023	$10,712	$10,596
1/31/2024	$10,704	$10,567
2/29/2024	$10,590	$10,418
3/31/2024	$10,677	$10,514
4/30/2024	$10,397	$10,248
5/31/2024	$10,593	$10,422
6/30/2024	$10,706	$10,521
7/31/2024	$10,979	$10,767
8/31/2024	$11,126	$10,921
9/30/2024	$11,281	$11,068
10/31/2024	$10,959	$10,793
11/30/2024	$11,053	$10,907
12/31/2024	$10,896	$10,729
1/31/2025	$10,948	$10,786
2/28/2025	$11,187	$11,023
3/31/2025	$11,172	$11,027
4/30/2025	$11,201	$11,070
5/31/2025	$11,108	$10,991
6/30/2025	$11,279	$11,160
7/31/2025	$11,242	$11,131
8/31/2025	$11,383	$11,264
9/30/2025	$11,480	$11,387
10/31/2025	$11,543	$11,458
11/30/2025	$11,607	$11,529
12/31/2025	$11,558	$11,512
1/31/2026	$11,600	$11,524
2/28/2026	$11,789	$11,713
3/31/2026	$11,571	$11,506
4/30/2026	$11,600	$11,519
5/31/2026	$11,631	$11,555
6/30/2026	$11,674	$11,583
7/31/2026	$11,510	$11,432

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Investor shares	2.39%	(0.79%)	1.42%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 261,291,049
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 1,460,824
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$261,291,049
Total number of portfolio holdings	389
Portfolio turnover rate	195%
Total advisory fees paid	$1,460,824

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(8.8%)
Convertible Bonds	0.6%
Senior Floating Rate Interests	1.5%
Asset Backed Securities	2.6%
Foreign Government & Agency Securities	3.1%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	25.5%
Corporate Bonds and Notes	34.5%
Mortgage Backed Securities	36.3%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Federal Home Loan Bank Discount Notes, 0.000%, 08/10/26	6.5%
Federal National Mortgage Association, TBA, 5.500%, 08/01/56	6.4%
European Investment Bank, 0.750%, 09/23/30	4.3%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.3%
Federal Home Loan Banks, 3.315%, 11/13/35	2.2%
Federal Home Loan Bank Discount Notes, 0.000%, 10/13/26	2.1%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.8%

Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000110199
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 2.69% for the trailing twelve months ended July 31, 2026, underperforming relative to the Bloomberg U.S. Aggregate Bond Index (the “benchmark”), which returned 2.71%.

U.S. bonds generated positive total returns over the period, with credit sectors outperforming duration-equivalent government bonds. Yields were volatile as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy, and most developed-market sovereign yields ended higher. The first half of 2026 was marked by increased volatility and periods of spread widening amid U.S.–Iran tensions, but conditions improved toward the end of the period as supportive technicals helped restore risk sentiment.

The Fund maintained an underweight to investment-grade corporate bonds in favor of high-yield credit, bank loans, taxable municipals, and securitized sectors. Out-of-benchmark allocations to high yield and bank loans were among the top contributors, benefiting from their coupon advantage. An overweight to taxable municipals and a modest allocation to convertible bonds also contributed favorably. Within securitized sectors, agency mortgage-backed securities and commercial mortgage-backed securities contributed positively despite spikes in interest rate volatility. This was partially offset by a negative impact from asset-backed securities, particularly auto loans.

Relative to the benchmark, the Fund had a longer duration position for most of the period, which was a headwind for performance, particularly during the first half. The Fund does not invest in U.S. Treasuries in accordance with Domini’s exclusionary standards on nuclear weapons. During the period, the Fund used derivatives to help implement overall duration strategy. This exposure modestly detracted in aggregate, primarily attributable to U.S. interest rate swaps and partially offset by a positive impact from developed non-U.S. government derivatives.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  High-Yield Credit

  Other (primarily convertible bonds)

  Agency Mortgage-Backed Securities (MBS)

  Asset-Backed Securities (ABS)

  Duration/Yield-Curve Positioning

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional shares	Bloomberg U.S. Aggregate Bond Index
7/31/2016	$500,000	$500,000
8/31/2016	$500,647	$499,450
9/30/2016	$500,706	$499,150
10/31/2016	$496,414	$495,357
11/30/2016	$484,694	$483,617
12/31/2016	$484,889	$484,294
1/31/2017	$485,856	$485,262
2/28/2017	$489,449	$488,514
3/31/2017	$489,558	$488,269
4/30/2017	$493,613	$492,029
5/31/2017	$497,715	$495,818
6/30/2017	$497,400	$495,322
7/31/2017	$499,380	$497,452
8/31/2017	$504,380	$501,929
9/30/2017	$502,280	$499,520
10/31/2017	$502,605	$499,819
11/30/2017	$502,767	$499,170
12/31/2017	$505,078	$501,466
1/31/2018	$499,037	$495,699
2/28/2018	$495,197	$490,990
3/31/2018	$497,652	$494,132
4/30/2018	$494,703	$490,456
5/31/2018	$498,104	$493,939
6/30/2018	$497,487	$493,346
7/31/2018	$497,577	$493,444
8/31/2018	$500,570	$496,603
9/30/2018	$497,583	$493,424
10/31/2018	$493,092	$489,526
11/30/2018	$495,249	$492,463
12/31/2018	$502,020	$501,525
1/31/2019	$507,935	$506,841
2/28/2019	$509,362	$506,537
3/31/2019	$518,664	$516,262
4/30/2019	$519,893	$516,417
5/31/2019	$529,093	$525,609
6/30/2019	$535,485	$532,232
7/31/2019	$537,657	$533,403
8/31/2019	$551,578	$547,218
9/30/2019	$548,967	$544,318
10/31/2019	$550,205	$545,951
11/30/2019	$549,761	$545,678
12/31/2019	$549,304	$545,296
1/31/2020	$559,654	$555,765
2/29/2020	$568,736	$565,769
3/31/2020	$560,633	$562,431
4/30/2020	$574,667	$572,443
5/31/2020	$580,146	$575,133
6/30/2020	$588,337	$578,756
7/31/2020	$599,501	$587,380
8/31/2020	$597,521	$582,622
9/30/2020	$596,976	$582,331
10/31/2020	$593,544	$579,710
11/30/2020	$602,790	$585,391
12/31/2020	$606,693	$586,211
1/31/2021	$605,086	$581,990
2/28/2021	$596,424	$573,610
3/31/2021	$589,760	$566,439
4/30/2021	$595,178	$570,914
5/31/2021	$596,471	$572,798
6/30/2021	$602,844	$576,808
7/31/2021	$607,615	$583,268
8/31/2021	$607,887	$582,160
9/30/2021	$602,535	$577,095
10/31/2021	$603,262	$576,922
11/30/2021	$604,044	$578,653
12/31/2021	$602,763	$577,148
1/31/2022	$589,563	$564,740
2/28/2022	$581,665	$558,415
3/31/2022	$564,492	$542,891
4/30/2022	$542,623	$522,315
5/31/2022	$543,628	$525,658
6/30/2022	$531,153	$517,412
7/31/2022	$544,756	$530,054
8/31/2022	$532,227	$515,107
9/30/2022	$507,717	$492,854
10/31/2022	$498,328	$486,496
11/30/2022	$516,218	$504,380
12/31/2022	$516,210	$502,106
1/31/2023	$533,217	$517,520
2/28/2023	$521,051	$504,117
3/31/2023	$531,854	$516,921
4/30/2023	$535,175	$520,074
5/31/2023	$530,005	$514,411
6/30/2023	$528,050	$512,559
7/31/2023	$527,203	$512,204
8/31/2023	$524,216	$508,932
9/30/2023	$511,447	$495,998
10/31/2023	$502,540	$488,171
11/30/2023	$526,206	$510,278
12/31/2023	$547,468	$529,811
1/31/2024	$547,186	$528,356
2/29/2024	$541,448	$520,891
3/31/2024	$546,075	$525,702
4/30/2024	$531,751	$512,422
5/31/2024	$542,008	$521,109
6/30/2024	$547,947	$526,044
7/31/2024	$561,608	$538,332
8/31/2024	$569,874	$546,066
9/30/2024	$577,431	$553,378
10/31/2024	$561,523	$539,655
11/30/2024	$566,469	$545,360
12/31/2024	$558,542	$536,435
1/31/2025	$561,335	$539,280
2/28/2025	$573,778	$551,144
3/31/2025	$572,578	$551,353
4/30/2025	$574,791	$553,519
5/31/2025	$570,096	$549,556
6/30/2025	$579,092	$558,006
7/31/2025	$577,288	$556,533
8/31/2025	$584,732	$563,191
9/30/2025	$589,896	$569,335
10/31/2025	$592,733	$572,890
11/30/2025	$596,158	$576,442
12/31/2025	$594,354	$575,590
1/31/2026	$596,082	$576,205
2/28/2026	$606,596	$585,640
3/31/2026	$595,419	$575,321
4/30/2026	$597,070	$575,965
5/31/2026	$598,808	$577,759
6/30/2026	$600,572	$579,150
7/31/2026	$592,798	$571,605

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Institutional shares	2.69%	(0.49%)	1.72%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 261,291,049
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 1,460,824
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$261,291,049
Total number of portfolio holdings	389
Portfolio turnover rate	195%
Total advisory fees paid	$1,460,824

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(8.8%)
Convertible Bonds	0.6%
Senior Floating Rate Interests	1.5%
Asset Backed Securities	2.6%
Foreign Government & Agency Securities	3.1%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	25.5%
Corporate Bonds and Notes	34.5%
Mortgage Backed Securities	36.3%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Federal Home Loan Bank Discount Notes, 0.000%, 08/10/26	6.5%
Federal National Mortgage Association, TBA, 5.500%, 08/01/56	6.4%
European Investment Bank, 0.750%, 09/23/30	4.3%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.3%
Federal Home Loan Banks, 3.315%, 11/13/35	2.2%
Federal Home Loan Bank Discount Notes, 0.000%, 10/13/26	2.1%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.8%

Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments
C000200994
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y shares returned 2.61% for the trailing twelve months ended July 31, 2026, underperforming relative to the Bloomberg U.S. Aggregate Bond Index (the “benchmark”), which returned 2.71%.

U.S. bonds generated positive total returns over the period, with credit sectors outperforming duration-equivalent government bonds. Yields were volatile as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy, and most developed-market sovereign yields ended higher. The first half of 2026 was marked by increased volatility and periods of spread widening amid U.S.–Iran tensions, but conditions improved toward the end of the period as supportive technicals helped restore risk sentiment.

The Fund maintained an underweight to investment-grade corporate bonds in favor of high-yield credit, bank loans, taxable municipals, and securitized sectors. Out-of-benchmark allocations to high yield and bank loans were among the top contributors, benefiting from their coupon advantage. An overweight to taxable municipals and a modest allocation to convertible bonds also contributed favorably. Within securitized sectors, agency mortgage-backed securities and commercial mortgage-backed securities contributed positively despite spikes in interest rate volatility. This was partially offset by a negative impact from asset-backed securities, particularly auto loans.

Relative to the benchmark, the Fund had a longer duration position for most of the period, which was a headwind for performance, particularly during the first half. The Fund does not invest in U.S. Treasuries in accordance with Domini’s exclusionary standards on nuclear weapons. During the period, the Fund used derivatives to help implement overall duration strategy. This exposure modestly detracted in aggregate, primarily attributable to U.S. interest rate swaps and partially offset by a positive impact from developed non-U.S. government derivatives.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  High-Yield Credit

  Other (primarily convertible bonds)

  Agency Mortgage-Backed Securities (MBS)

  Asset-Backed Securities (ABS)

  Duration/Yield-Curve Positioning

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class Y shares	Bloomberg U.S. Aggregate Bond Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,010	$9,989
9/30/2016	$10,009	$9,983
10/31/2016	$9,912	$9,907
11/30/2016	$9,676	$9,672
12/31/2016	$9,687	$9,686
1/31/2017	$9,704	$9,705
2/28/2017	$9,773	$9,770
3/31/2017	$9,764	$9,765
4/30/2017	$9,852	$9,841
5/31/2017	$9,931	$9,916
6/30/2017	$9,922	$9,906
7/31/2017	$9,968	$9,949
8/31/2017	$10,056	$10,039
9/30/2017	$10,012	$9,990
10/31/2017	$10,016	$9,996
11/30/2017	$10,017	$9,983
12/31/2017	$10,060	$10,029
1/31/2018	$9,937	$9,914
2/28/2018	$9,859	$9,820
3/31/2018	$9,914	$9,883
4/30/2018	$9,844	$9,809
5/31/2018	$9,909	$9,879
6/30/2018	$9,904	$9,867
7/31/2018	$9,894	$9,869
8/31/2018	$9,951	$9,932
9/30/2018	$9,889	$9,868
10/31/2018	$9,798	$9,791
11/30/2018	$9,838	$9,849
12/31/2018	$9,968	$10,030
1/31/2019	$10,092	$10,137
2/28/2019	$10,118	$10,131
3/31/2019	$10,290	$10,325
4/30/2019	$10,320	$10,328
5/31/2019	$10,499	$10,512
6/30/2019	$10,623	$10,645
7/31/2019	$10,663	$10,668
8/31/2019	$10,934	$10,944
9/30/2019	$10,880	$10,886
10/31/2019	$10,902	$10,919
11/30/2019	$10,891	$10,914
12/31/2019	$10,879	$10,906
1/31/2020	$11,071	$11,115
2/29/2020	$11,256	$11,315
3/31/2020	$11,094	$11,249
4/30/2020	$11,368	$11,449
5/31/2020	$11,472	$11,503
6/30/2020	$11,631	$11,575
7/31/2020	$11,847	$11,748
8/31/2020	$11,815	$11,652
9/30/2020	$11,802	$11,647
10/31/2020	$11,722	$11,594
11/30/2020	$11,901	$11,708
12/31/2020	$11,974	$11,724
1/31/2021	$11,950	$11,640
2/28/2021	$11,768	$11,472
3/31/2021	$11,634	$11,329
4/30/2021	$11,738	$11,418
5/31/2021	$11,760	$11,456
6/30/2021	$11,884	$11,536
7/31/2021	$11,977	$11,665
8/31/2021	$11,981	$11,643
9/30/2021	$11,886	$11,542
10/31/2021	$11,890	$11,538
11/30/2021	$11,905	$11,573
12/31/2021	$11,889	$11,543
1/31/2022	$11,620	$11,295
2/28/2022	$11,465	$11,168
3/31/2022	$11,119	$10,858
4/30/2022	$10,690	$10,446
5/31/2022	$10,709	$10,513
6/30/2022	$10,465	$10,348
7/31/2022	$10,741	$10,601
8/31/2022	$10,485	$10,302
9/30/2022	$10,005	$9,857
10/31/2022	$9,821	$9,730
11/30/2022	$10,171	$10,088
12/31/2022	$10,170	$10,042
1/31/2023	$10,502	$10,350
2/28/2023	$10,263	$10,082
3/31/2023	$10,474	$10,338
4/30/2023	$10,538	$10,401
5/31/2023	$10,437	$10,288
6/30/2023	$10,398	$10,251
7/31/2023	$10,381	$10,244
8/31/2023	$10,322	$10,179
9/30/2023	$10,062	$9,920
10/31/2023	$9,888	$9,763
11/30/2023	$10,360	$10,206
12/31/2023	$10,775	$10,596
1/31/2024	$10,769	$10,567
2/29/2024	$10,656	$10,418
3/31/2024	$10,746	$10,514
4/30/2024	$10,466	$10,248
5/31/2024	$10,665	$10,422
6/30/2024	$10,781	$10,521
7/31/2024	$11,047	$10,767
8/31/2024	$11,208	$10,921
9/30/2024	$11,366	$11,068
10/31/2024	$11,044	$10,793
11/30/2024	$11,140	$10,907
12/31/2024	$10,985	$10,729
1/31/2025	$11,039	$10,786
2/28/2025	$11,281	$11,023
3/31/2025	$11,257	$11,027
4/30/2025	$11,300	$11,070
5/31/2025	$11,208	$10,991
6/30/2025	$11,383	$11,160
7/31/2025	$11,347	$11,131
8/31/2025	$11,492	$11,264
9/30/2025	$11,592	$11,387
10/31/2025	$11,658	$11,458
11/30/2025	$11,724	$11,529
12/31/2025	$11,677	$11,512
1/31/2026	$11,722	$11,524
2/28/2026	$11,915	$11,713
3/31/2026	$11,696	$11,506
4/30/2026	$11,728	$11,519
5/31/2026	$11,761	$11,555
6/30/2026	$11,795	$11,583
7/31/2026	$11,643	$11,432

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class Y shares	2.61%	(0.56%)	1.53%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit domini.com/performance for the most recent performance information.
AssetsNet	$ 261,291,049
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 1,460,824
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$261,291,049
Total number of portfolio holdings	389
Portfolio turnover rate	195%
Total advisory fees paid	$1,460,824

Holdings [Text Block]

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(8.8%)
Convertible Bonds	0.6%
Senior Floating Rate Interests	1.5%
Asset Backed Securities	2.6%
Foreign Government & Agency Securities	3.1%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	25.5%
Corporate Bonds and Notes	34.5%
Mortgage Backed Securities	36.3%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Table Summary
Federal Home Loan Bank Discount Notes, 0.000%, 08/10/26	6.5%
Federal National Mortgage Association, TBA, 5.500%, 08/01/56	6.4%
European Investment Bank, 0.750%, 09/23/30	4.3%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.3%
Federal Home Loan Banks, 3.315%, 11/13/35	2.2%
Federal Home Loan Bank Discount Notes, 0.000%, 10/13/26	2.1%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.8%

Updated Prospectus Phone Number	1-800-582-6757
Updated Prospectus Web Address	domini.com/funddocuments